ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable

	As of December 31,
	2019	2018
Accounts receivable	$350,672	$760,271
Allowance for doubtful accounts	—	—
Accounts receivable, net	$350,672	$760,271